Leases - Schedule of Future Minimum Lease Payments Under Non-Cancellable Leases (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Operating Leases
2024	$ 198		$ 615
2024/2025	371	$ 402	371
2025/2026	367	371	367
2026/2027	412	367	412
2027/2028	412	412	412
2028		412
Thereafter	1,220	1,220	1,220
Total future minimum lease payments	2,980	3,184	3,397
Less: imputed interest	(758)	(851)	(946)
Total	2,222	2,333	2,451
Operating Lease Right Of Use Asset Current	0	0	0	$ 0
Operating lease liability, current	(216)	(222)	(229)	(205)
Operating lease liability	2,006	2,111	2,222	2,300
Finance Leases
2024	6		14
2024/2025	32	10	32
2025/2026	65	32	65
2026/2027	0	65	0
2027/2028	0	0	0
2028		0
Thereafter	0	0	0
Total future minimum lease payments	103	107	111
Less: imputed interest	(8)	(8)	(10)
Total	95	99	101
Finance lease right-of-use asset, current	1	1	1	1
Finance lease, liability, current	(33)	(6)	(6)	(377)
Finance lease liability	$ 63	$ 94	$ 96	$ 98